COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Operating Lease Agreements	Future minimum payments under operating lease agreements are as follows:

(In thousands)
2017	$7,788
2018	7,526
2019	5,356
2020	5,263
2021	5,094
Thereafter	14,275
Total	$45,302